SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Liabilities to banks	$ 59,069	$ 43,190	[1]
Bank credit [Member]
Liabilities to banks	$ 51	378
Debt Instrument, Linkage Basis	NIS-Unlinked
Debt Instrument, Interest Rate, Stated Percentage	2.20%
Short-term bank loans [Member]
Liabilities to banks	$ 21,274	15,313
Debt Instrument, Linkage Basis	NIS-Unlinked
Short-term bank loans [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.25%
Short-term bank loans [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.75%
Current maturities and accumulated interest on long-term loans from banks and other financial institutions [Member]
Liabilities to banks	$ 37,744	$ 27,498
Debt Instrument, Linkage Basis	NIS-Unlinked
Current maturities and accumulated interest on long-term loans from banks and other financial institutions [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.85%
Current maturities and accumulated interest on long-term loans from banks and other financial institutions [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.64%

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).